Significant Items Within the Income Statement	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Significant Items Within the Income Statement
2 SIGNIFICANT ITEMS WITHIN THE INCOME STATEMENT
Non-underlying
items
These include
non-underlying
items within operating profit and
non-underlying
items not in operating profit but with net profit:

•
Non-underlying
items within operating profit
are gains or losses on business disposals, acquisition and disposal related costs, restructuring costs, impairment and one-off
items within operating profit.

•
Non-underlying
items not in operating profit but with net profit
are net monetary gain/(loss) arising from hyperinflationary economies and significant and unusual items in net finance cost, share of profit/(loss) of joint ventures and associates and taxation.

Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.

€ million	First Half
	2020	2019
Acquisition and disposal-related credit/(costs)	(27)	(77)
Gain/(loss) on disposal of group companies (a)	6	66
Restructuring costs	(391)	(454)
Impairment	–	–
One-off items	–	–

Non-underlying items within operating profit before tax	(412)	(465)
Tax on non-underlying items within operating profit	109	89

Non-underlying items within operating profit after tax	(303)	(376)

Share of gain on disposal of Spreads business in Portugal JV	–	3
Net monetary gain arising from hyperinflationary economies	21	29

Non-underlying items not in operating profit but within net profit before tax	21	32
Tax impact of non-underlying items not in operating profit but within net profit:
Hyperinflation adjustment for Argentina deferred tax	(7)	–

Non-underlying items not in operating profit but within net profit after tax	14	32

Non-underlying items after tax (b)	(289)	(344)

Attributable to:
Non-controlling interests	(14)	(8)
Shareholders’ equity	(275)	(336)

(a)	2019 includes a gain of € 60 million relating to disposal of Alsa baking and dessert business.
(b)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.